Bank and Other Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of Components of Bank Borrowings

Components of bank and other borrowings are as follows as of March 31:

		Interest	As of March 31,
		rate	2026	2025
		%	USD	USD

The Bank of East Asia, Limited – Loan 1	(1)	4.01% / 5.31%	110,769	110,769
The Bank of East Asia, Limited – Loan 2	(2)	5.0%	256,410	-
The Bank of East Asia, Limited – Loan 3	(2)	5.0%	64,103	-
The Bank of East Asia, Limited – Loan 4	(2)	5.685%	128,205	-
The Bank of East Asia, Limited – Loan 5	(2)	5.0%	128,205	-
The Bank of East Asia, Limited – Loan 6	(2)	5.0%	256,410	-
The Bank of East Asia, Limited – Loan 7	(2)	5.0%	512,821	-
The Bank of East Asia, Limited – Loan 8	(2)	5.0%	448,718	-
The Bank of East Asia, Limited – Loan 9	(3)	5.975%	-	256,410
The Bank of East Asia, Limited – Loan 10	(3)	5.905%	-	128,205
The Bank of East Asia, Limited – Loan 11	(3)	6.175%	-	128,205
The Bank of East Asia, Limited – Loan 12	(3)	6.075%	-	256,410
The Bank of East Asia, Limited – Loan 13	(3)	5.905%	-	256,410
The Bank of East Asia, Limited – Loan 14	(3)	5.955%	-	576,923
The Bank of East Asia, Limited – Loan 15	(3)	6.175%	-	256,410
The Bank of East Asia, Limited – Loan 16	(3)	5.975%	-	448,718
The Bank of East Asia, Limited – Loan 17	(4)	3.9% / 4.15%	304,205	316,531
The Bank of East Asia, Limited – Loan 18	(4)	3.9% / 4.15%	304,205	316,531
The Bank of East Asia, Limited – Loan 19	(5)	3.9% / 4.15%	524,428	544,881
The Bank of East Asia, Limited – Loan 20	(6)	2.75% / 3.0%	110,343	112,763
The Bank of East Asia, Limited – Loan 21	(7)	2.75% / 3.0%	108,617	110,738
The Bank of East Asia, Limited – Loan 22	(8)	2.75% / 3.0%	402,946	412,282
The Bank of East Asia, Limited – Loan 23	(9)	2.75% / 3.0%	347,260	353,646
The Hongkong and Shanghai Banking Corporation Limited – Loan 1	(10)	2.75% / 3.0%	89,267	90,498
The Hongkong and Shanghai Banking Corporation Limited – Loan 2	(11)	2.75% / 3.0%	327,865	332,782
The Hongkong and Shanghai Banking Corporation Limited – Loan 3	(12)	2.75% / 3.0%	102,017	103,245
The Hongkong and Shanghai Banking Corporation Limited – Loan 4	(13)	2.75% / 3.0%	284,125	347,555
The Hongkong and Shanghai Banking Corporation Limited – Loan 5	(14)	2.75%	3,614	-
The Hongkong and Shanghai Banking Corporation Limited – Loan 6	(15)	2.75%	11,818	-
The Hongkong and Shanghai Banking Corporation Limited – Loan 7	(16)	2.75%	19,710	-
The Hongkong and Shanghai Banking Corporation Limited – Loan 8	(17)	2.75%	27,963	-
The Hongkong and Shanghai Banking Corporation Limited – Loan 9	(18)	3.994%	999,643	-
The Hongkong and Shanghai Banking Corporation Limited – Loan 10	(19)	3.977%	432,692	-
The Hongkong and Shanghai Banking Corporation Limited – Loan 11	(20)	3.977%	520,512	-
Fusion Bank Limited - Loan 1	(21)	8%	249,952	-
DBS Bank (Hong Kong) Limited – Loan 1	(22)	5.11%	-	64,103
DBS Bank (Hong Kong) Limited – Loan 2	(22)	5.09%	-	205,128
DBS Bank (Hong Kong) Limited – Loan 3	(22)	5.0%	-	102,564
DBS Bank (Hong Kong) Limited – Loan 4	(22)	5.01%	-	115,385
DBS Bank (Hong Kong) Limited – Loan 5	(22)	5.2%	-	112,821
DBS Bank (Hong Kong) Limited – Loan 6	(23)	1.2% + HIBOR	-	513,688
River Square Company Limited – Loan 1	(24)	12%	-	547,725
River Square Company Limited – Loan 2	(24)	12%	-	505,592
			7,076,823	7,626,918

Less: current portion of long-term bank and other borrowings			(2,415,763)	(4,761,434)

Non-current portion of long-term bank and other borrowings			4,661,060	2,865,484

The Group has available unutilised banking facilities of approximately USD263,000 (HKD2,051,400) as at 31 March 2026.

(1)	On February 20, 2026, the Company renewed and borrowed USD110,769 (HKD864,000) as working capital for 12 months at an annual interest rate of 4.01% with The Bank of East Asia, Limited. On February 20, 2025, the Company borrowed the same amount of loan as working capital for 12 months at an annual interest rate of 5.31% with The Bank of East Asia, Limited. The loan was secured by the insured value of life insurance policy (amounted to USD1,000,000) of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.

(2)	As of March 31, 2026, the Company borrowed USD1,794,872 (HKD14,000,000) as working capital for one to three months at an annual interest rate ranging from 5.0% to 5.685% as revolving loans with The Bank of East Asia, Limited. The loan is secured by personal guarantees from the directors of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.

(3)	As of March 31, 2025, the Company borrowed USD2,307,691 (HKD18,000,000) as working capital for one to three months at an annual interest rate ranging from 5.905% to 6.175% as revolving loans with The Bank of East Asia, Limited. The loan is secured by personal guarantees from the directors of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.

(4)	On August 28, 2023, the Company borrowed USD666,667 (HKD5,200,000) as working capital for twenty years at variable interest rate of 3.9% per annum (2025: 4.15%) with The Bank of East Asia, Limited. The loan is secured by two properties in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming.

(5)	On February 28, 2024, the Company borrowed USD564,103 (HKD4,400,000) as purchase of a property for twenty years at variable interest rate of 3.9% per annum (2025: 4.15%) with The Bank of East Asia, Limited. The loan is secured by, accounts receivable, net of the Company and a property located in Hong Kong which is held by the Company.

(6)	On March 25, 2021, the Company borrowed USD128,205 (HKD1,000,000) as working capital for eleven years at variable interest rate of 2.75% per annum (2025: 3.0%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.

(7)	On December 16, 2021, the Company borrowed USD128,205 (HKD1,000,000) as working capital for eleven years at variable interest rate of 2.75% per annum (2025: 3.0%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.

(8)	On November 26, 2020, the Company borrowed USD512,821 (HKD4,000,000) as working capital for eleven years at variable interest rate of 2.75% per annum (2025: 3.0%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.

(9)	On May 25, 2023, the Company borrowed USD384,615 (HKD3,000,000) as working capital for ten years at an variable interest rate of 2.75% per annum (2025: 3.0%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.

(10)	On October 21, 2020 the Company borrowed USD128,205 (HKD1,000,000) as working capital for eight years at variable interest rate of 2.75% per annum (2025: 3.0%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.

(11)	On May 25, 2020 the Company borrowed USD512,821 (HKD4,000,000) as working capital for eight years at variable interest rate of 2.75% per annum (2025: 3.0%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.

(12)	On July 13, 2021 the Company borrowed USD128,205 (HKD1,000,000) as working capital for eight years at variable interest rate of 2.75% per annum (2025: 3.0%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.

(13)	On March 15, 2023 the Company borrowed USD384,615 (HKD3,000,000) as working capital for ten years at variable interest rate of 2.75% per annum (2025: 3.0%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.

(14)	On December 15, 2025, the Company borrowed USD3,938 (HKD30,720) as working capital for fourteen months at variable interest rate of 2.75% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.

(15)	On December 15, 2025 the Company borrowed USD11,818 (HKD92,183) as working capital for two years at variable interest rate of 2.75% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.

(16)	On December 15, 2025, the Company borrowed USD19,710 (HKD153,738) as working capital for three years at variable interest rate of 2.75% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.

(17)	On December 15, 2025, the Company borrowed USD27,963 (HKD218,114) as working capital for three years at variable interest rate of 2.75% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.

(18)	On December 15, 2025, the Company borrowed USD1,079,615 (HKD8,421,000) as working capital for five years at variable interest rate of 3.994% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by a property in Hong Kong that is owned by a related company, which is wholly owned by Mr. Lam Chi Ming.

(19)	On September 18, 2025, the Company borrowed USD448,718 (HKD3,500,000) as working capital for five years at variable interest rate of 3.977% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by a property in Hong Kong that is owned by a related company, which is wholly owned by Mr. Lam Chi Ming.

(20)	On September 18, 2025, the Company borrowed USD538,462 (HKD4,200,000) as working capital for five years at variable interest rate of 3.977% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by a property in Hong Kong that is owned by a related company, which is wholly owned by Mr. Lam Chi Ming.

(21)	On February 25, 2026, the Company borrowed USD256,410 (HKD2,000,000) as working capital for three years at fixed interest rate of 8% per annum with Fusion Bank Limited. The loan is secured by personal guarantee from a director of the Company.

(22)	As of March 31, 2025, the Company borrowed USD600,000 (HKD4,680,000) as working capital for one to four months at an annual interest rate ranged from 5.0% to 5.2% as revolving loans with DBS Bank (Hong Kong) Limited. The loan is secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming.

(23)	The amount represented bank overdrafts as of March 31, 2025, which is secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming. The maximum amount of the bank overdrafts was USD512,821 (HKD4,000,000).

(24)	On April 30, 2024 and May 2, 2024, the Company borrowed USD1,000,000 (HKD7,800,000) and USD923,077 (HKD7,200,000) as working capital for 12 months at an annual interest rate of 12% and 12% with River Square Company Limited, respectively. The loan is secured by accounts receivable, net of a project of the Company and personal guarantee from a director of the Company.

Schedule of Maturities Principal and Interest payments

Maturities of the principal and interest payments of bank and other borrowings were as follows:

	As of March 31,
	2026	2025
	USD	USD
Year ending March 31,
2026	-	4,912,284
2027	2,621,832	394,550
2028	717,130	394,550
2029	729,554	394,550
2030	592,673	394,550
2031	1,606,976	394,550
2032	329,464	307,378
2033	248,048	206,572
2034	185,099	143,836
2035 - 2044	973,056	876,283
Total bank and other borrowings repayments	8,003,832	8,419,103
Less: imputed interest	(927,009)	(792,185)
Total bank and other borrowings recognized in the Consolidated Balance Sheet	7,076,823	7,626,918